Investment in Financial Assets	12 Months Ended
Dec. 31, 2023
Investment in Financial Assets [Abstract]
INVESTMENT IN FINANCIAL ASSETS
NOTE 8:-	INVESTMENT IN FINANCIAL ASSETS

a.	On November 17, 2022, the Company invested $1,500 in the initial public offering of Clearmind Medicine Inc. (“Clearmind”) and received 230,769 common shares of Clearmind, resulting in the Company holding 9.33% of share capital of Clearmind. Clearmind is a psychedelic pharmaceutical biotech company focused on the discovery and development of novel psychedelic-derived therapeutics to solve widespread and underserved health problems, including alcohol use disorder. Its primary objective is to research and develop psychedelic-based compounds and attempt to commercialize them as regulated medicines, foods or supplements. Shares of Clearmind are listed for trading on Nasdaq and the Canadian Securities Exchange under the symbol “CMND” and the Frankfurt Stock Exchange under the symbol “CWY.” On November 21, 2023, Clearmind conducted a reverse share split of its issued and outstanding ordinary shares, no par value, at a ratio of 1-for-30. As a result, the Company’s shares in Clearmind was reduced from 230,769 common shares to 7,692. As of December 31, 2023, the listed share price of Clearmind on Nasdaq was $2.81, and the Company has recorded a loss in its statements of comprehensive loss for the year ended December 31, 2023, of $727 on its investment (for the year ended December 31, 2022 - $771).

b.	On June 25, 2023, the Company entered into an investment agreement (the “Agreement”) with AutoMax Motors Ltd. (“AutoMax”), an Israeli company traded on the Tel Aviv Stock Exchange (“TASE”) and the leading parallel importer and distributor of vehicles in Israel, pursuant to which, at the closing and upon the terms and conditions set forth in the Agreement, the Company will invest NIS 2,500,000 in cash, in exchange for ordinary shares, NIS 0.05 par value, of AutoMax based on a price per share of NIS 0.5. As of December 31, 2023, the listed share price of AutoMax on the TASE was NIS 0.384, and the Company has recorded a loss in its statements of comprehensive loss of $158 on its investment.